INTANGIBLE ASSETS, NET	9 Months Ended
Sep. 30, 2013
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 8       -     INTANGIBLE ASSETS, NET

The Company's intangible assets were obtained as a result of its acquisitions of CMG and HGM in 2001.

Intangible assets consisted of the following:

December 31,
2012 and 2011 and September 30, 2013
Cost:

Purchased Technology	$29,229
Accumulated amortization:

Purchased Technology	29,229
Intangible assets, net	$-

Amortization expenses with respect to the Company's intangible assets for the year ended December 31, 2012, 2011 and 2010 were $0, $0 and $145 respectively.